Allowance for Loan Losses - Impaired Loans Based on Loan Types (Details) $ in Thousands	12 Months Ended
Sep. 30, 2019 USD ($)
Recorded Investment
Impaired loans with no related allowance recorded	$ 27,869
Impaired loans with an related allowance recorded	121,677
Total impaired loans	149,546
Unpaid Principal Balance
Impaired loans with no related allowance recorded	38,486
Impaired loans with an related allowance recorded	126,075
Total impaired loans	164,561
Impaired loans, related allowance	2,647
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	35,649
Impaired loans with an related allowance recorded	139,538
Total impaired loans	175,187
Single-family residential
Unpaid Principal Balance
Impaired loans, related allowance	2,208
Non single-family residential
Unpaid Principal Balance
Impaired loans, related allowance	439
Commercial loans | Multi-family
Recorded Investment
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	385
Total impaired loans	385
Unpaid Principal Balance
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	385
Total impaired loans	385
Impaired loans, related allowance	4
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	286
Impaired loans with an related allowance recorded	418
Total impaired loans	704
Commercial loans | Commercial real estate
Recorded Investment
Impaired loans with no related allowance recorded	7,467
Impaired loans with an related allowance recorded	4,168
Total impaired loans	11,635
Unpaid Principal Balance
Impaired loans with no related allowance recorded	11,881
Impaired loans with an related allowance recorded	5,298
Total impaired loans	17,179
Impaired loans, related allowance	323
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	8,890
Impaired loans with an related allowance recorded	5,160
Total impaired loans	14,050
Commercial loans | Commercial & industrial
Recorded Investment
Impaired loans with no related allowance recorded	1,114
Impaired loans with an related allowance recorded	426
Total impaired loans	1,540
Unpaid Principal Balance
Impaired loans with no related allowance recorded	5,312
Impaired loans with an related allowance recorded	691
Total impaired loans	6,003
Impaired loans, related allowance	92
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	7,168
Impaired loans with an related allowance recorded	2,535
Total impaired loans	9,703
Commercial loans | Construction
Recorded Investment
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	0
Total impaired loans	0
Unpaid Principal Balance
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	0
Total impaired loans	0
Impaired loans, related allowance	0
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	1,172
Impaired loans with an related allowance recorded	0
Total impaired loans	1,172
Commercial loans | Land - acquisition & development
Recorded Investment
Impaired loans with no related allowance recorded	78
Impaired loans with an related allowance recorded	91
Total impaired loans	169
Unpaid Principal Balance
Impaired loans with no related allowance recorded	143
Impaired loans with an related allowance recorded	152
Total impaired loans	295
Impaired loans, related allowance	0
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	290
Impaired loans with an related allowance recorded	99
Total impaired loans	389
Consumer loans | Construction
Recorded Investment
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	0
Total impaired loans	0
Unpaid Principal Balance
Impaired loans with no related allowance recorded	0
Impaired loans with an related allowance recorded	0
Total impaired loans	0
Impaired loans, related allowance	0
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	251
Impaired loans with an related allowance recorded	0
Total impaired loans	251
Consumer loans | Single-family residential
Recorded Investment
Impaired loans with no related allowance recorded	17,979
Impaired loans with an related allowance recorded	112,042
Total impaired loans	130,021
Unpaid Principal Balance
Impaired loans with no related allowance recorded	19,252
Impaired loans with an related allowance recorded	114,609
Total impaired loans	133,861
Impaired loans, related allowance	2,208
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	16,685
Impaired loans with an related allowance recorded	125,976
Total impaired loans	142,661
Consumer loans | Land - consumer lot loans
Recorded Investment
Impaired loans with no related allowance recorded	344
Impaired loans with an related allowance recorded	3,556
Total impaired loans	3,900
Unpaid Principal Balance
Impaired loans with no related allowance recorded	848
Impaired loans with an related allowance recorded	3,695
Total impaired loans	4,543
Impaired loans, related allowance	20
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	287
Impaired loans with an related allowance recorded	4,324
Total impaired loans	4,611
Consumer loans | HELOC
Recorded Investment
Impaired loans with no related allowance recorded	837
Impaired loans with an related allowance recorded	949
Total impaired loans	1,786
Unpaid Principal Balance
Impaired loans with no related allowance recorded	931
Impaired loans with an related allowance recorded	963
Total impaired loans	1,894
Impaired loans, related allowance	0
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	597
Impaired loans with an related allowance recorded	961
Total impaired loans	1,558
Consumer loans | Consumer
Recorded Investment
Impaired loans with no related allowance recorded	50
Impaired loans with an related allowance recorded	60
Total impaired loans	110
Unpaid Principal Balance
Impaired loans with no related allowance recorded	119
Impaired loans with an related allowance recorded	282
Total impaired loans	401
Impaired loans, related allowance	0
Average Recorded Investment (Year-To-Date)
Impaired loans with no related allowance recorded	23
Impaired loans with an related allowance recorded	65
Total impaired loans	$ 88